Intangible Assets (Detail Textuals) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
- Amortization of Intangible Assets	$ 1,268,319	$ 1,265,657	$ 2,536,835	$ 2,529,726